Financial Instruments - Fair values (Details) - RUB (₽) ₽ in Millions	Sep. 30, 2019	Dec. 31, 2018
Debt securities and long-term loans
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	₽ 4,388	₽ 2,159
Financial assets, fair value	4,434	2,161
Debt securities | AC
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	3,449	1,929
Financial assets, fair value	3,495	1,931
Debt securities | FVOCI
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	733
Financial assets, fair value	733
Long-term loans | AC
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	162	159
Financial assets, fair value	162	159
Long-term loans | FVPL
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	44	71
Financial assets, fair value	₽ 44	₽ 71